NOTE 4 - SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Basic and Fully Diluted Net Loss Per Share
	For the Years Ended December 31,
	2013	2012
Basic and fully diluted net loss per share:

Loss (numerator)	$(4,142,642)	$(19,737,541)
Shares (denominator)	21,605,080	11,207,869
Per share amount	$(0.19)	$(1.76)

Net deferred tax assets
	2013	2012
Deferred tax assets:
NOL Carryover	$6,250,000	$5,245,000
Valuation allowance	(6,250,000)	(5,245,000)

Net deferred tax asset	$—	$—

Income tax rates for Federal and State
	2013	2012
Federal income taxes at statutory rate	(34)%	(34)%
State income tax, net of federal benefit	(8.7)	(8.7)
Permanent differences	0	0
Valuation allowance	42.7%	42.7%

Operating Loss Benefit
	2013	2012
Current Federal Tax	$—	$—
Current State Tax	—	—
Change in NOL Benefit	1,005,000	566,000
Valuation allowance	(1,005,000)	(566,000)
	$—	$—

Accrued expenses
	December 31,
	2013	2012

Accrued compensation	$28,672	$—
Misc. loans payable	5,000	—
Accrued interest – related party	255,177	892,819
Accrued interest- on note payable	370,894	228,278
Accrued interest- on accounts payable	129,028	74,948
Total accrued expenses	$788,771	$1,196,045